EXPLORATION AND EVALUATION EXPENSES	12 Months Ended
Dec. 31, 2023
EXPLORATION AND EVALUATION EXPENSES
EXPLORATION AND EVALUATION EXPENSES

18.EXPLORATION AND EVALUATION EXPENSES

		For the years ended
	December 31, 2023	December 31, 2022
	$	$
Wages and benefits	3,087	3,274
Share-based compensation	511	898
Engineering	—	162
Consulting fees	1,636	554
Materials, consumables, and supplies	630	824
Maintenance and subcontracting	782	1,252
Geology and drilling	19	31
Utilities	360	420
Depreciation and amortization	265	283
Other	253	95
Uatnan Mining Project	100	309
Grants	(119)	(37)
Tax credits	1,932	(638)
Exploration and evaluation expenses	9,456	7,427

The exploration and evaluation expenses relate to the Matawinie Mine in Saint-Michel-des-Saints, with the exception of fees for the preliminary economic assessment of the Uatnan Mining Project in relation with the Mason transaction (see note 7).